The Sentinel Funds

Class A, Class C and Class I

Supplement dated February 13, 2014

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Balanced Fund, Sentinel Conservative Strategies Fund, Sentinel Government Securities Fund and Sentinel Total Return Bond Fund

Retirement of David M. Brownlee, CFA, Portfolio Manager, Effective June 30, 2014

David M. Brownlee, CFA, co-portfolio manager of the Sentinel Balanced, Sentinel Conservative Strategies, Sentinel Government Securities and Sentinel Total Return Bond Funds (collectively, the “Funds”), will retire from Sentinel Asset Management, Inc. (“Sentinel”) effective June 30, 2014.  After that date, he will no longer have a role with respect to the Funds’ investment activities.  Information related to management of each of the Funds effective February 13, 2014 is provided below.

Sentinel Balanced Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Balanced Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Managers. Daniel J. Manion, portfolio manager and Director of Equity Research with Sentinel, has been a portfolio manager of the Fund since 2004.  Jason Doiron, portfolio manager and Head of Investments with Sentinel, has been a portfolio manager of the Fund since March 29, 2012.

David M. Brownlee, a portfolio manager of the Fund from 2000 to February 13, 2014, will retire from Sentinel effective June 30, 2014.  From February 13, 2014 until his retirement, Mr. Brownlee will serve in a consulting role with respect to the Fund and its investment activities.

Sentinel Conservative Strategies Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Conservative Strategies Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Managers.  Jason Doiron, portfolio manager and Head of Investments with Sentinel, has been a portfolio manager of the Fund since 2009.  Daniel J. Manion, portfolio manager and Director of Equity Research with Sentinel, has been a portfolio manager of the Fund since 2006.  Katherine Schapiro, portfolio manager with Sentinel, has been a portfolio manager of the Fund since 2006.

David M. Brownlee, a portfolio manager of the Fund from 2006 to February 13, 2014, will retire from Sentinel effective June 30, 2014.  From February 13, 2014 until his retirement, Mr. Brownlee will serve in a consulting role with respect to the Fund and its investment activities.

Sentinel Government Securities Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Government Securities Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Managers. Jason Doiron, portfolio manager and Head of Investments with Sentinel, has been a portfolio manager of the Fund since March 29, 2012.  Peter Hassler, portfolio manager with Sentinel, has been a portfolio manager of the Fund since February 13, 2014.

David M. Brownlee, a portfolio manager of the Fund from 1993 to February 13, 2014, will retire from Sentinel effective June 30, 2014.  From February 13, 2014 until his retirement, Mr. Brownlee will serve in a consulting role with respect to the Fund and its investment activities.

Sentinel Total Return Bond Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Total Return Bond Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Manager. Jason Doiron, portfolio manager and Head of Investments with Sentinel, has been a portfolio manager of the Fund since its inception in 2010.

David M. Brownlee, a portfolio manager of the Fund from 2010 to February 13, 2014, will retire from Sentinel effective June 30, 2014.  From February 13, 2014 until his retirement, Mr. Brownlee will serve in a consulting role with respect to the Fund and its investment activities.

The section of the Prospectus titled “Management of the Funds” as it relates to the specific individuals who manage each of the Balanced, Conservative Strategies and Total Return Bond Funds is hereby modified to reflect that Mr. Brownlee will no longer serve as a portfolio manager of those Funds effective February 13, 2014.  From February 13, 2014 until his retirement from Sentinel on June 30, 2014, Mr. Brownlee will serve in a consulting role with respect to each of those Funds and their respective investment activities.

The section of the Prospectus titled “Management of the Funds –Government Securities Fund” is hereby modified to read in its entirety as follows:

Government Securities Fund

Mr. Doiron and Peter Hassler co-manage the Government Securities Fund.  Mr. Doiron has co-managed the Fund since March 29, 2012.  Mr. Hassler has co-managed the Fund since February 13, 2014.  Mr. Hassler has been employed by Sentinel since August 2012.  Prior to joining Sentinel, Mr. Hassler was employed at Dwight Asset Management Company LLC in a variety of capacities, most recently as an associate portfolio manager from 2009 to 2012.  He holds the Chartered Financial Analyst designation.

David M. Brownlee, a portfolio manager of the Fund from 1993 to February 13, 2014, will retire from Sentinel effective June 30, 2014.  From February 13, 2014 until his retirement, Mr. Brownlee will serve in a consulting role with respect to the Fund and its investment activities.